Intangible assets, net (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Intangible assets, net
Subtotal	¥ 110,424,589			$ 16,274,571	¥ 25,814,501
Less: accumulated amortization	(3,151,515)			(464,476)	(1,771,321)
Intangible assets, net	107,273,074			15,810,095	24,043,180
Amortization expenses	1,380,195	$ 203,416	¥ 611,011
Software purchased
Intangible assets, net
Subtotal	53,781,164			7,926,363	5,606,954
Cost of finite-lived intangible assets	48,174,210	7,100,000
Copyrights purchased
Intangible assets, net
Subtotal	56,643,425			$ 8,348,208	¥ 20,207,547
Cost of finite-lived intangible assets	¥ 36,435,878	$ 5,369,984